Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Mar. 22, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Mar. 01, 2018
C000234653
Account Value [Line Items]
Line Graph and Table Measure Name	Fairlead Tactical Sector ETF
Account Value	$ 11,876	$ 10,968	$ 9,794	$ 9,675	$ 10,000
C000246834
Account Value [Line Items]
Line Graph and Table Measure Name	The Nightview Fund
Account Value	$ 39,951	31,300	31,770	36,746		$ 39,709	$ 26,950	$ 9,959	$ 10,724	$ 10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 12,068	10,924	9,885	9,363	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,766	23,008	18,836	16,667		$ 17,478	$ 12,809	$ 11,441	$ 10,595	$ 10,000
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Account Value	$ 11,502	$ 10,597	$ 9,679	$ 9,235	$ 10,000